SUMMARY INFORMATION First Trust BICK Index Fund
INVESTMENT OBJECTIVE
The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index").
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (First Trust BICK Index Fund)	First Trust BICK Index Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Trust BICK Index Fund)	First Trust BICK Index Fund [Member]
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.64%

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until April 1, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 1, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (First Trust BICK Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust BICK Index Fund [Member]	65	246	456	1,061

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 12, 2010 (inception) through September 30, 2010, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors. The Index has been created to provide investors an opportunity to take advantage of both event-driven news and long-term economic trends as the economies of these countries continue to evolve.

ISE reviews the Index components quarterly in March, June, September and December of each year for eligibility and weights the Index so that each country represents approximately 25% of the Index. Changes are announced on ISE's publicly available website at www.ise.com at least five days prior to the effective date.

As of March 8, 2010, there were 87 securities that comprised the Index, 25 of which were of companies domiciled in each of Brazil, China and South Korea and 12 of which were domiciled in India. Also as of March 8, 2010, 13 Brazilian securities in the Index were common stocks trading on the Sao Paulo Stock Exchange and 12 Brazilian securities in the Index were Depositary Receipts trading on the New York Stock Exchange; 20 Chinese securities in the Index were H shares trading on the Hong Kong Stock Exchange, four Chinese securities in the Index were Depositary Receipts trading on NASDAQ (R) or the New York Stock Exchange and one Chinese security in the Index was a U.S.-listed common stock trading on NASDAQ (R); all 12 Indian securities in the Index were Depositary Receipts trading on NASDAQ (R), the New York Stock Exchange or the London Stock Exchange; and all 25 South Korean securities in the Index were common stocks trading on the Korea Stock Exchange.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

BRAZIL RISK. The Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

INDIA RISK. The Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

CHINA RISK. The Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

SOUTH KOREA RISK. The Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline more or less in correlation with any decline in the value of the Fund's Index.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

FINANCIALS SECTOR RISK. The Fund invests in the securities of companies in the financials sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

ANNUAL TOTAL RETURN
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

SUMMARY INFORMATION First Trust Dow Jones Global Select Dividend Index Fund
INVESTMENT OBJECTIVE
The First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Index").
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (First Trust Dow Jones Global Select Dividend Index Fund)	First Trust Dow Jones Global Select Dividend Index Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Trust Dow Jones Global Select Dividend Index Fund)		First Trust Dow Jones Global Select Dividend Index Fund [Member]
Management Fees		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.57%
Total Annual Fund Operating Expenses		0.97%
Fee Waiver and Expense Reimbursement	[1]	0.37%
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.60%
[1]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until December 20, 2012. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after December 20, 2012 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until December 20, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following December 20, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (First Trust Dow Jones Global Select Dividend Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust Dow Jones Global Select Dividend Index Fund [Member]	61	246	533	1,350

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. The Index is compiled and maintained by Dow Jones and Company, Inc. ("Dow Jones" or the "Index Provider"). The Index universe consists of all dividend-paying companies in the Dow Jones World Developed Index which are subjected to eligibility screens for dividend quality and liquidity before being selected for inclusion in the Index. Component securities are weighted on indicated annual dividend yield. Weights of individual securities are capped at 10%. The Index is rebalanced and reconstituted annually in December. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDUSTRIALS SECTOR RISK. The Fund invests in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND--TOTAL RETURNS

During the three-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 38.58% and -12.03%, respectively, for the quarters ended June 30, 2009 and March 31, 2009. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns (First Trust Dow Jones Global Select Dividend Index Fund)	Label	1 Year	Since Inception	Inception Date
First Trust Dow Jones Global Select Dividend Index Fund [Member] Return Before Taxes [Member]	Return Before Taxes	12.27%	(2.80%)	Nov 21, 2007
First Trust Dow Jones Global Select Dividend Index Fund [Member] Return After Taxes on Distributions	Return After Taxes on Distributions	10.45%	(4.50%)	Nov 21, 2007
First Trust Dow Jones Global Select Dividend Index Fund [Member] Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	7.84%	(3.41%)	Nov 21, 2007
Dow Jones Global Select Dividend Index SM [Member]	Dow Jones Global Select Dividend Index(SM)	12.25%	(2.57%)	Nov 21, 2007
Dow Jones World Developed Markets Index SM [Member]	Dow Jones World Developed Markets Index(SM)	13.38%	(2.77%)	Nov 21, 2007
MSCI World Index [Member]	MSCI World Index	11.76%	(3.74%)	Nov 21, 2007

SUMMARY INFORMATION First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund
INVESTMENT OBJECTIVE
The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "Index").
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund)	First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund)		First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund [Member]
Management Fees		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.70%
Total Annual Fund Operating Expenses		1.10%
Fee Waiver and Expense Reimbursement	[1]	0.50%
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.60%
[1]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until December 6, 2012. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after December 6, 2012 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until December 6, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following December 6, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund [Member]	61	260	577	1,475

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is compiled and maintained by FTSE International Limited ("FTSE" or the "Index Provider"). The Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. The Index is rebalanced and reconstituted quarterly in March, June, September and December. The Fund will make changes to its portfolio holdings when changes are made by FTSE in the composition of the Index. The Index is designed to measure the stock performance of companies engaged in specific real estate activities in the North American, European and Asian real estate markets. Specific real estate activities include the ownership, trading and development of income-producing real estate.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

The Fund invests in real estate companies that may be adversely impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments.

REIT INVESTMENT RISK. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

INTEREST RATE RISK. The Fund is subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

ASIA RISK. The Fund invests, in part, in securities issued by companies operating in Asia. The Fund is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of nonperforming loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, the S and P Global REIT Index, which is a broad-based securities market index, and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND--TOTAL RETURNS

During the three-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 35.30% and -23.08%, respectively, for the quarters ended June 30, 2009 and March 31, 2009. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns (First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund)	Label	1 Year	Since Inception	Inception Date
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund [Member] Return Before Taxes [Member]	Return Before Taxes	19.59%	(6.18%)	Aug 27, 2007
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund [Member] Return After Taxes on Distributions	Return After Taxes on Distributions	17.90%	(7.61%)	Aug 27, 2007
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund [Member] Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	12.66%	(6.04%)	Aug 27, 2007
FTSE EPRA/NAREIT Developed Index [Member]	FTSE EPRA/NAREIT Developed Index	20.40%	(5.24%)	Aug 27, 2007
S&P Global REIT Index [Member]	S&P Global REIT Index	23.44%	(4.87%)	Aug 27, 2007
MSCI World REIT Index [Member]	MSCI World REIT Index	19.85%	(7.92%)	Aug 27, 2007

SUMMARY INFORMATION First Trust ISE Global Copper Index Fund
INVESTMENT OBJECTIVE
The First Trust ISE Global Copper Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Copper(TM) Index (the "Index").
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (First Trust ISE Global Copper Index Fund)	First Trust ISE Global Copper Index Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Trust ISE Global Copper Index Fund)	First Trust ISE Global Copper Index Fund [Member]
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until March 8, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following March 8, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (First Trust ISE Global Copper Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust ISE Global Copper Index Fund [Member]	72	266	490	1,133

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period March 11, 2010 (inception) through September 30, 2010, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in the copper mining business based on analysis of revenue derived from the sale of copper. Issuers of component securities must be actively engaged in some aspect of the copper mining business such as copper mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for copper continues to evolve.

ISE reviews the Index components quarterly in March, June, September and December of each year for eligibility and sets each component's weight in the Index according to the Index methodology. Changes are announced on ISE's publicly available website at www.ise.com at least five days prior to the effective date.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

COPPER MINING COMPANY RISK. Securities in the Fund's portfolio may be significantly impacted by competitive pressures in the copper mining business and the price of copper. Because more than half of the world's copper production occurs in the United States, Chile, Canada, Russia and Zambia, the Fund's Share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's Share price may experience volatility because the price of copper may fluctuate substantially over short periods of time. Moreover, the Index tracks companies involved in the copper mining business and not the price of copper. The securities of companies involved in the copper mining business may under- or over-perform the price of copper over the short term or the long term.

MATERIALS RISK. The Fund invests significantly in companies involved in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

COPPER RISK. The Fund may be adversely affected by a decrease in the worldwide demand and price of copper. Various factors may lead to a decreased demand and price of copper. As an industrial metal, the demand for and price of copper may be negatively impacted by a decreased level of industrial activity using copper. Other factors include the availability of substitutes such as man-made or synthetic substitutes, disruptions in the supply chain, from mining to storage to smelting or refining, adjustments to inventory, variations in production costs, including storage, labor and energy costs, costs associated with regulatory compliance, including environmental regulations and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

CANADA RISK. Because the Fund invests a significant portion of its assets in companies that are domiciled in Canada, the Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the Shares of the Fund.

UNITED KINGDOM RISK. Because the Fund invests a significant portion of its assets in companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

ANNUAL TOTAL RETURN
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

SUMMARY INFORMATION First Trust ISE Global Engineering and Construction Index Fund
INVESTMENT OBJECTIVE
The First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index").
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (First Trust ISE Global Engineering and Construction Index Fund)	First Trust ISE Global Engineering and Construction Index Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Trust ISE Global Engineering and Construction Index Fund)		First Trust ISE Global Engineering and Construction Index Fund [Member]
Management Fees		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver and Expense Reimbursement	[1]	0.22%
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.70%
[1]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until December 6, 2012. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after December 6, 2012 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until December 6, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following December 6, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (First Trust ISE Global Engineering and Construction Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust ISE Global Engineering and Construction Index Fund [Member]	72	266	541	1,325

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by the International Securities Exchange, LLC(R) ("ISE" or "Index Provider"), in consultation with Standard and Poor's, a Division of The McGraw-Hill Companies, Inc. ("S And P"), which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies. The Index specifically targets companies that are engaged in large civil and capital projects such as infrastructure, utilities, transportation, telecommunications, commercial, residential, and commerce facilities and whose roles are within the engineering, designing, planning, consulting, project managing, and/or constructing of these projects. To be included in the Index, a company must receive at least 70% of revenues from these types of services and projects based on the reportable segment/division from its most recent annual report.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

ENGINEERING AND CONSTRUCTION RISK. The Fund invests in the securities of engineering and construction companies. Risks associated with investing in these companies include the general state of the economy, demand for their specific products or services, changes in government spending, zoning laws, interest rates, declines in real estate values, environmental damage and product liability claims. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

The bar chart and table below illustrate the annual calendar year return of the Fund based on NAV for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, the Russell 3000(R) Index, which is a broad-based securities market index, and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND--TOTAL RETURN

During the two-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 28.36% and -16.09%, respectively, for the quarters ended June 30, 2009 and June 30, 2010. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns (First Trust ISE Global Engineering and Construction Index Fund)	Label	1 Year	Since Inception	Inception Date
First Trust ISE Global Engineering and Construction Index Fund [Member] Return Before Taxes [Member]	Return Before Taxes	18.23%	21.07%	Oct 13, 2008
First Trust ISE Global Engineering and Construction Index Fund [Member] Return After Taxes on Distributions	Return After Taxes on Distributions	17.56%	20.53%	Oct 13, 2008
First Trust ISE Global Engineering and Construction Index Fund [Member] Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	11.76%	17.82%	Oct 13, 2008
ISE Global Engineering and Construction(TM) Index [Member]	ISE Global Engineering and Construction(TM) Index	19.33%	24.69%	Oct 13, 2008
Russell 3000(R) Index [Member]	Russell 3000(R) Index	16.93%	14.66%	Oct 13, 2008
MSCI World Industrials Index [Member]	MSCI World Industrials Index	23.35%	18.89%	Oct 13, 2008

SUMMARY INFORMATION First Trust ISE Global Platinum Index Fund
INVESTMENT OBJECTIVE
The First Trust ISE Global Platinum Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Platinum (TM) Index (the "Index").
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (First Trust ISE Global Platinum Index Fund)	First Trust ISE Global Platinum Index Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Trust ISE Global Platinum Index Fund)	First Trust ISE Global Platinum Index Fund [Member]
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.70%

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until March 8, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following March 8, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (First Trust ISE Global Platinum Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust ISE Global Platinum Index Fund [Member]	72	266	490	1,133

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period March 11, 2010 (inception) through September 30, 2010, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively,"Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in platinum group metals ("PGM") mining based on revenue analysis of those companies. PGMs collectively refer to six elements, platinum, palladium, osmium, iridium, ruthenium and rhodium, which have similar physical and chemical properties and tend to occur together in the same mineral deposits. Issuers of component securities must be actively engaged in some aspect of PGM mining suchas mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for PGMs continues to evolve.

ISE reviews the Index components quarterly in March, June, September and December of each year for eligibility and sets each component's weight in the Index according to the Index methodology. Changes are announced on ISE's publicly available website at www.ise.com at least five days prior to the effective date.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund,Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes inthe composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, theFund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

PGM MINING COMPANY RISK. Securities in the Fund's portfolio may be significantly impacted by competitive pressures in the PGM mining business and the price of PGMs. Because a vast majority of the world's PGM production occurs in Russia and South Africa, the Fund's Share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's Share price may experience volatility because the price of PGMs may fluctuate substantially over short periods of time. Moreover, the Index tracks companies involved in the PGM mining business and not the price of PGMs. The securities of companies involved in the PGM mining business may under- or over-perform the price of PGMs over the short term or the long term.

RUSSIA RISK. Because a significant percentage of the world's PGM mining takes place in Russia, the Fund is particularly sensitive to political and economic conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia.

SOUTH AFRICA RISK. Because a significant percentage of the world's PGM mining takes place in South Africa, the Fund is particularly sensitive to political and economic conditions in that country. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other domestic concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

PGM RISK. The Fund may be adversely affected by a decrease in the worldwide demand and price of PGMs. Various factors may lead to a decreased demand and price of PGMs. An increase in the level of hedge activity of PGM producing companies could cause a decline in world PGM prices. A significant negative change in the attitude of speculators and investors towards PGMs could cause a decline in world PGM prices. A widening of interest rate differentials between the cost of money and the cost of PGMs could also negatively affect the price of PGMs which, in turn, could negatively affect the price of the Shares. In addition, automobile components that use PGMs account for a significant percentage of the global demand for PGMs. Because of the decline in demand and reduction in sales experienced by the global automotive industry the price of PGMs may be negatively affected. PGM companies are also subject to risks associated with the exploration, development and production of PGMs, including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of PGMs are located, particularly Russia and South Africa.

MATERIALS RISK. The Fund invests significantly in companies involved in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

ANNUAL TOTAL RETURN
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

SUMMARY INFORMATION First Trust ISE Global Wind Energy Index Fund
INVESTMENT OBJECTIVE
The First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy(TM) Index (the "Index").
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (First Trust ISE Global Wind Energy Index Fund)	First Trust ISE Global Wind Energy Index Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Trust ISE Global Wind Energy Index Fund)		First Trust ISE Global Wind Energy Index Fund [Member]
Management Fees		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.81%
Fee Waiver and Expense Reimbursement	[1]	0.21%
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.60%
[1]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until January 20, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after January 20, 2013 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 20, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following January 20, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (First Trust ISE Global Wind Energy Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust ISE Global Wind Energy Index Fund [Member]	61	228	478	1,194

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by the International Securities Exchange,LLC(R) ("ISE" or "Index Provider"), in consultation with Standard and Poor's, a Division of The McGraw-Hill Companies, Inc. ("S and P"), which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stockprices. Overall stock values could decline generally or could under perform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, theFund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed bythe Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

WIND ENERGY RISK. The Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology,short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

UTILITIES SECTOR RISK. The Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

LIQUIDITY RISK. Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges inforeign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year return of the Fund based on NAV for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND--TOTAL RETURN

During the two-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 41.69% and -25.75%, respectively, for the quarters ended June 30, 2009 and June 30, 2010. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns (First Trust ISE Global Wind Energy Index Fund)	Label	1 Year	Since Inception	Inception Date
First Trust ISE Global Wind Energy Index Fund [Member] Return Before Taxes [Member]	Return Before Taxes	(31.42%)	(33.55%)	Jun 16, 2008
First Trust ISE Global Wind Energy Index Fund [Member] Return After Taxes on Distributions	Return After Taxes on Distributions	(31.64%)	(33.86%)	Jun 16, 2008
First Trust ISE Global Wind Energy Index Fund [Member] Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	(20.43%)	(27.03%)	Jun 16, 2008
ISE Global Wind Energy(TM) Index [Member]	ISE Global Wind Energy(TM) Index	(30.66%)	(32.92%)	Jun 16, 2008
Russell 3000(R) Index [Member]	Russell 3000(R) Index	16.93%	14.66%	Oct 13, 2008
Russell 3000(R) Index [Member] Inception period since 6/16/2008 [Member]	Russell 3000(R) Index	16.93%	(0.21%)	Jun 16, 2008
MSCI World Index [Member]	MSCI World Index	11.76%	(3.74%)	Nov 21, 2007
MSCI World Index [Member] Inception period since 6/16/2008 [Member]	MSCI World Index	11.76%	(3.20%)	Jun 16, 2008

SUMMARY INFORMATION First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
INVESTMENT OBJECTIVE
The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index").
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund)	First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund)		First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund [Member]
Management Fees		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.59%
Total Annual Fund Operating Expenses		0.99%
Fee Waiver and Expense Reimbursement	[1]	0.29%
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.70%
[1]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until January 20, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund or up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after January 20, 2013 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 20, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following January 20, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund [Member]	72	265	556	1,385

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period November 16, 2009 (inception) through September 30, 2010, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.

Each March and September, Clean Edge, Inc. ("Clean Edge") provides NASDAQ OMX Group, Inc. ("NASDAQ OMX") with a list of companies to be included in the Index. In order to be eligible for inclusion in the Index, the issuer of the security must be classified by Clean Edge as a smart grid, electric infrastructure and/or other grid-related activities company. Clean Edge then screens the companies identified as such using the eligibility criteria described under "Index Information." The list of remaining companies is provided to NASDAQ OMX, which then compiles the Index. NASDAQ OMX determines the respective market-capitalization weighting of each of the securities included in the Index (the "Index Securities") and balances the Index accordingly each March, June, September and December.

Clean Edge, founded in 2000, is the world's first research and publishing firm devoted to the clean-tech sector. The company, via its publications, events, and online services, helps companies, investors, and governments understand and profit from clean technologies. NASDAQ OMX is the world's largest exchange company with trading, technology and public company service capability spanning six continents.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

SMART GRID RISK. The Fund will be concentrated in smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S.dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND--TOTAL RETURNS

During the year ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 10.90% and -10.74%, respectively, for the quarters ended September 30, 2010 and June 30, 2010. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns (First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund)	Label	1 Year		Since Inception		Inception Date
First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund [Member] Return Before Taxes [Member]	Return Before Taxes	(0.20%)		5.61%		Nov 16, 2009
First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund [Member] Return After Taxes on Distributions	Return After Taxes on Distributions	(0.34%)		5.47%		Nov 16, 2009
First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund [Member] Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	(0.14%)		4.68%		Nov 16, 2009
NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) [Member]	NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM)	0.71%		6.62%		Nov 16, 2009
S&P 1500 Industrials Index [Member]	S&P 1500 Industrials Index	27.24%		23.76%		Nov 16, 2009
Russell 3000(R) Index [Member]	Russell 3000(R) Index	16.93%		14.66%		Oct 13, 2008
Russell 3000(R) Index [Member] Inception period since 11/16/2009 [Member]	Russell 3000(R) Index	16.93%		16.26%		Nov 16, 2009
MSCI World Industrials Index [Member]	MSCI World Industrials Index	23.35%		18.89%		Oct 13, 2008
MSCI World Industrials Index [Member] Inception period since 11/16/2009 [Member]	MSCI World Industrials Index	23.35%	[1]	19.73%	[1]	Nov 16, 2009	[1]
[1]	The broad-based securities market index is changing from S and P 1500 Industrials Index to MSCI World Industrials Index because the MSCI World Industrials Index better reflects the composition of the Fund.

SUMMARY INFORMATION First Trust STOXX(R) European Select Dividend Index Fund
INVESTMENT OBJECTIVE
The First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "Index"). Effective March 1, 2010, the Index Provider changed the name of the Fund's underlying Index from the "Dow Jones STOXX Select Dividend 30 Index" to the "STOXX Europe Select Dividend 30 Index." Prior to September 24, 2010, the name of this Fund was First Trust Dow Jones STOXX(R) European Select Dividend Index Fund.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (First Trust STOXX European Select Dividend Index Fund)	First Trust STOXX (R) European Select Dividend Index Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (First Trust STOXX European Select Dividend Index Fund)		First Trust STOXX (R) European Select Dividend Index Fund [Member]
Management Fees		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		1.95%
Total Annual Fund Operating Expenses		2.35%
Fee Waiver and Expense Reimbursement	[1]	1.75%
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.60%
[1]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until December 20, 2012. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after December 20, 2012 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until December 20, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following December 20, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (First Trust STOXX European Select Dividend Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust STOXX (R) European Select Dividend Index Fund [Member]	61	364	961	2,583

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company). The STOXX(R) Europe 600 Index covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Index is compiled and maintained by STOXX Limited ("STOXX" or the "Index Provider"). Only dividend-paying companies in the STOXX(R) Europe 600 Index (including secondary lines of those companies) are considered for inclusion in the Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The Index is rebalanced and reconstituted annually in March. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index. Prior to March 1, 2010, the STOXX(R) Europe 600 Index was known as the Dow Jones STOXX(R) 600 Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

FINANCIALS SECTOR RISK. The Fund invests in the securities of companies in the financials sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

INDUSTRIALS SECTOR RISK. The Fund invests in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

EUROPE RISK. The Fund invests in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND--TOTAL RETURNS

During the three-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 27.30% and -17.43%, respectively, for the quarters ended June 30, 2009 and March 31, 2009. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
Average Annual Returns (First Trust STOXX European Select Dividend Index Fund)	Label		1 Year	Since Inception	Inception Date
First Trust STOXX (R) European Select Dividend Index Fund [Member] Return Before Taxes [Member]	Return Before Taxes		0.90%	(17.00%)	Aug 27, 2007
First Trust STOXX (R) European Select Dividend Index Fund [Member] Return After Taxes on Distributions	Return After Taxes on Distributions		(0.67%)	(18.43%)	Aug 27, 2007
First Trust STOXX (R) European Select Dividend Index Fund [Member] Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares		0.48%	(14.66%)	Aug 27, 2007
STOXX Europe Select Dividend 30 Index [Member]	STOXX(R) Europe Select Dividend 30 Index(1)	[1]	1.31%	(16.27%)	Aug 27, 2007
STOXX Europe 600 Index [Member]	STOXX(R) Europe 600 Index(2)	[2]	4.36%	(6.25%)	Aug 27, 2007
MSCI Europe Index [Member]	MSCI Europe Index		3.88%	(6.44%)	Aug 27, 2007
[1]	Formerly known as the Dow Jones STOXX(R) Select Dividend 30 Index.
[2]	Formerly known as the Dow Jones STOXX(R) 600 Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND II
Central Index Key	dei_EntityCentralIndexKey	0001364608
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
First Trust BICK Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BICK
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION First Trust BICK Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index").
FEES AND EXPENSES OF THE FUND	ftetf1364608_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until April 1, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 1, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	456
10 Years	rr_ExpenseExampleYear10	1,061
PORTFOLIO TURNOVER	ftetf1364608_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period April 12, 2010 (inception) through September 30, 2010, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors. The Index has been created to provide investors an opportunity to take advantage of both event-driven news and long-term economic trends as the economies of these countries continue to evolve.

ISE reviews the Index components quarterly in March, June, September and December of each year for eligibility and weights the Index so that each country represents approximately 25% of the Index. Changes are announced on ISE's publicly available website at www.ise.com at least five days prior to the effective date.

As of March 8, 2010, there were 87 securities that comprised the Index, 25 of which were of companies domiciled in each of Brazil, China and South Korea and 12 of which were domiciled in India. Also as of March 8, 2010, 13 Brazilian securities in the Index were common stocks trading on the Sao Paulo Stock Exchange and 12 Brazilian securities in the Index were Depositary Receipts trading on the New York Stock Exchange; 20 Chinese securities in the Index were H shares trading on the Hong Kong Stock Exchange, four Chinese securities in the Index were Depositary Receipts trading on NASDAQ (R) or the New York Stock Exchange and one Chinese security in the Index was a U.S.-listed common stock trading on NASDAQ (R); all 12 Indian securities in the Index were Depositary Receipts trading on NASDAQ (R), the New York Stock Exchange or the London Stock Exchange; and all 25 South Korean securities in the Index were common stocks trading on the Korea Stock Exchange.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 90% of its net assets in common stocks or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

BRAZIL RISK. The Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

INDIA RISK. The Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

CHINA RISK. The Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

SOUTH KOREA RISK. The Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline more or less in correlation with any decline in the value of the Fund's Index.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

FINANCIALS SECTOR RISK. The Fund invests in the securities of companies in the financials sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
PERFORMANCE	ftetf1364608_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.
First Trust Dow Jones Global Select Dividend Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGD
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION First Trust Dow Jones Global Select Dividend Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Index").
FEES AND EXPENSES OF THE FUND	ftetf1364608_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[1]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until December 20, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following December 20, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	533
10 Years	rr_ExpenseExampleYear10	1,350
PORTFOLIO TURNOVER	ftetf1364608_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. The Index is compiled and maintained by Dow Jones and Company, Inc. ("Dow Jones" or the "Index Provider"). The Index universe consists of all dividend-paying companies in the Dow Jones World Developed Index which are subjected to eligibility screens for dividend quality and liquidity before being selected for inclusion in the Index. Component securities are weighted on indicated annual dividend yield. Weights of individual securities are capped at 10%. The Index is rebalanced and reconstituted annually in December. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDUSTRIALS SECTOR RISK. The Fund invests in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
PERFORMANCE	ftetf1364608_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ftportfolios.com
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND--TOTAL RETURNS
Annual Return 2008	rr_AnnualReturn2008	(50.57%)
Annual Return 2009	rr_AnnualReturn2009	64.28%
Annual Return 2010	rr_AnnualReturn2010	12.27%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 38.58% and -12.03%, respectively, for the quarters ended June 30, 2009 and March 31, 2009. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.03%)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
First Trust Dow Jones Global Select Dividend Index Fund [Member] | Return Before Taxes [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.27%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2007
First Trust Dow Jones Global Select Dividend Index Fund [Member] | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.45%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2007
First Trust Dow Jones Global Select Dividend Index Fund [Member] | Return After Taxes on Distributions and Sale of Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2007
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFR
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "Index").
FEES AND EXPENSES OF THE FUND	ftetf1364608_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until December 6, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following December 6, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	577
10 Years	rr_ExpenseExampleYear10	1,475
PORTFOLIO TURNOVER	ftetf1364608_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is compiled and maintained by FTSE International Limited ("FTSE" or the "Index Provider"). The Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in North America, Europe and Asia. The Index is rebalanced and reconstituted quarterly in March, June, September and December. The Fund will make changes to its portfolio holdings when changes are made by FTSE in the composition of the Index. The Index is designed to measure the stock performance of companies engaged in specific real estate activities in the North American, European and Asian real estate markets. Specific real estate activities include the ownership, trading and development of income-producing real estate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

The Fund invests in real estate companies that may be adversely impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of the Fund may decline in response to such developments.

REIT INVESTMENT RISK. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

INTEREST RATE RISK. The Fund is subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

ASIA RISK. The Fund invests, in part, in securities issued by companies operating in Asia. The Fund is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of nonperforming loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
PERFORMANCE	ftetf1364608_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, the S and P Global REIT Index, which is a broad-based securities market index, and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, the S and P Global REIT Index, which is a broad-based securities market index, and a specialized securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ftportfolios.com
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND--TOTAL RETURNS
Annual Return 2008	rr_AnnualReturn2008	(47.46%)
Annual Return 2009	rr_AnnualReturn2009	35.00%
Annual Return 2010	rr_AnnualReturn2010	19.59%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 35.30% and -23.08%, respectively, for the quarters ended June 30, 2009 and March 31, 2009. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.08%)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund [Member] | Return Before Taxes [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.59%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund [Member] | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund [Member] | Return After Taxes on Distributions and Sale of Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	12.66%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
First Trust ISE Global Copper Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CU
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION First Trust ISE Global Copper Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust ISE Global Copper Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Copper(TM) Index (the "Index").
FEES AND EXPENSES OF THE FUND	ftetf1364608_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until March 8, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following March 8, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	490
10 Years	rr_ExpenseExampleYear10	1,133
PORTFOLIO TURNOVER	ftetf1364608_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period March 11, 2010 (inception) through September 30, 2010, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in the copper mining business based on analysis of revenue derived from the sale of copper. Issuers of component securities must be actively engaged in some aspect of the copper mining business such as copper mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for copper continues to evolve.

ISE reviews the Index components quarterly in March, June, September and December of each year for eligibility and sets each component's weight in the Index according to the Index methodology. Changes are announced on ISE's publicly available website at www.ise.com at least five days prior to the effective date.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

COPPER MINING COMPANY RISK. Securities in the Fund's portfolio may be significantly impacted by competitive pressures in the copper mining business and the price of copper. Because more than half of the world's copper production occurs in the United States, Chile, Canada, Russia and Zambia, the Fund's Share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's Share price may experience volatility because the price of copper may fluctuate substantially over short periods of time. Moreover, the Index tracks companies involved in the copper mining business and not the price of copper. The securities of companies involved in the copper mining business may under- or over-perform the price of copper over the short term or the long term.

MATERIALS RISK. The Fund invests significantly in companies involved in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

COPPER RISK. The Fund may be adversely affected by a decrease in the worldwide demand and price of copper. Various factors may lead to a decreased demand and price of copper. As an industrial metal, the demand for and price of copper may be negatively impacted by a decreased level of industrial activity using copper. Other factors include the availability of substitutes such as man-made or synthetic substitutes, disruptions in the supply chain, from mining to storage to smelting or refining, adjustments to inventory, variations in production costs, including storage, labor and energy costs, costs associated with regulatory compliance, including environmental regulations and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

CANADA RISK. Because the Fund invests a significant portion of its assets in companies that are domiciled in Canada, the Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the Shares of the Fund.

UNITED KINGDOM RISK. Because the Fund invests a significant portion of its assets in companies that are domiciled in the United Kingdom, the Fund is particularly sensitive to political, economic and social conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal DepositInsurance Corporation or any other governmental agency.
PERFORMANCE	ftetf1364608_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.
First Trust ISE Global Engineering and Construction Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLM
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION First Trust ISE Global Engineering and Construction Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index").
FEES AND EXPENSES OF THE FUND	ftetf1364608_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[3]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until December 6, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following December 6, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	541
10 Years	rr_ExpenseExampleYear10	1,325
PORTFOLIO TURNOVER	ftetf1364608_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by the International Securities Exchange, LLC(R) ("ISE" or "Index Provider"), in consultation with Standard and Poor's, a Division of The McGraw-Hill Companies, Inc. ("S And P"), which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies. The Index specifically targets companies that are engaged in large civil and capital projects such as infrastructure, utilities, transportation, telecommunications, commercial, residential, and commerce facilities and whose roles are within the engineering, designing, planning, consulting, project managing, and/or constructing of these projects. To be included in the Index, a company must receive at least 70% of revenues from these types of services and projects based on the reportable segment/division from its most recent annual report.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

ENGINEERING AND CONSTRUCTION RISK. The Fund invests in the securities of engineering and construction companies. Risks associated with investing in these companies include the general state of the economy, demand for their specific products or services, changes in government spending, zoning laws, interest rates, declines in real estate values, environmental damage and product liability claims. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
PERFORMANCE	ftetf1364608_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND--TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year return of the Fund based on NAV for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, the Russell 3000(R) Index, which is a broad-based securities market index, and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, the Russell 3000(R) Index, which is a broad-based securities market index, and a specialized securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ftportfolios.com
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Annual Return 2009	rr_AnnualReturn2009	25.44%
Annual Return 2010	rr_AnnualReturn2010	18.23%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the two-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 28.36% and -16.09%, respectively, for the quarters ended June 30, 2009 and June 30, 2010. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.09%)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
First Trust ISE Global Engineering and Construction Index Fund [Member] | Return Before Taxes [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.23%
Since Inception	rr_AverageAnnualReturnSinceInception	21.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2008
First Trust ISE Global Engineering and Construction Index Fund [Member] | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.56%
Since Inception	rr_AverageAnnualReturnSinceInception	20.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2008
First Trust ISE Global Engineering and Construction Index Fund [Member] | Return After Taxes on Distributions and Sale of Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	17.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2008
First Trust ISE Global Platinum Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTM
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION First Trust ISE Global Platinum Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust ISE Global Platinum Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Platinum (TM) Index (the "Index").
FEES AND EXPENSES OF THE FUND	ftetf1364608_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until March 8, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following March 8, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	490
10 Years	rr_ExpenseExampleYear10	1,133
PORTFOLIO TURNOVER	ftetf1364608_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period March 11, 2010 (inception) through September 30, 2010, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively,"Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by International Securities Exchange, LLC ("ISE" or the "Index Provider"). The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in platinum group metals ("PGM") mining based on revenue analysis of those companies. PGMs collectively refer to six elements, platinum, palladium, osmium, iridium, ruthenium and rhodium, which have similar physical and chemical properties and tend to occur together in the same mineral deposits. Issuers of component securities must be actively engaged in some aspect of PGM mining suchas mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for PGMs continues to evolve.

ISE reviews the Index components quarterly in March, June, September and December of each year for eligibility and sets each component's weight in the Index according to the Index methodology. Changes are announced on ISE's publicly available website at www.ise.com at least five days prior to the effective date.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 90% of its net assets in securities that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively,"Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund,Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes inthe composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, theFund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

PGM MINING COMPANY RISK. Securities in the Fund's portfolio may be significantly impacted by competitive pressures in the PGM mining business and the price of PGMs. Because a vast majority of the world's PGM production occurs in Russia and South Africa, the Fund's Share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's Share price may experience volatility because the price of PGMs may fluctuate substantially over short periods of time. Moreover, the Index tracks companies involved in the PGM mining business and not the price of PGMs. The securities of companies involved in the PGM mining business may under- or over-perform the price of PGMs over the short term or the long term.

RUSSIA RISK. Because a significant percentage of the world's PGM mining takes place in Russia, the Fund is particularly sensitive to political and economic conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia.

SOUTH AFRICA RISK. Because a significant percentage of the world's PGM mining takes place in South Africa, the Fund is particularly sensitive to political and economic conditions in that country. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other domestic concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

PGM RISK. The Fund may be adversely affected by a decrease in the worldwide demand and price of PGMs. Various factors may lead to a decreased demand and price of PGMs. An increase in the level of hedge activity of PGM producing companies could cause a decline in world PGM prices. A significant negative change in the attitude of speculators and investors towards PGMs could cause a decline in world PGM prices. A widening of interest rate differentials between the cost of money and the cost of PGMs could also negatively affect the price of PGMs which, in turn, could negatively affect the price of the Shares. In addition, automobile components that use PGMs account for a significant percentage of the global demand for PGMs. Because of the decline in demand and reduction in sales experienced by the global automotive industry the price of PGMs may be negatively affected. PGM companies are also subject to risks associated with the exploration, development and production of PGMs, including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of PGMs are located, particularly Russia and South Africa.

MATERIALS RISK. The Fund invests significantly in companies involved in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under theInvestment Company Act of 1940, as amended (the "1940 Act"). As a result, theFund is only limited as to the percentage of its assets which may be invested inthe securities of any one issuer by the diversification requirements imposed bythe Internal Revenue Code of 1986, as amended (the "Code"). The Fund may investa relatively high percentage of its assets in a limited number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
PERFORMANCE	ftetf1364608_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.
First Trust ISE Global Wind Energy Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FAN
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION First Trust ISE Global Wind Energy Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy(TM) Index (the "Index").
FEES AND EXPENSES OF THE FUND	ftetf1364608_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[4]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 20, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following January 20, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	228
5 Years	rr_ExpenseExampleYear05	478
10 Years	rr_ExpenseExampleYear10	1,194
PORTFOLIO TURNOVER	ftetf1364608_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is developed and owned by the International Securities Exchange,LLC(R) ("ISE" or "Index Provider"), in consultation with Standard and Poor's, a Division of The McGraw-Hill Companies, Inc. ("S and P"), which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stockprices. Overall stock values could decline generally or could under perform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, theFund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed bythe Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

WIND ENERGY RISK. The Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology,short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

UTILITIES SECTOR RISK. The Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

LIQUIDITY RISK. Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges inforeign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under theInvestment Company Act of 1940, as amended (the "1940 Act"). As a result, theFund is only limited as to the percentage of its assets which may be invested inthe securities of any one issuer by the diversification requirements imposed bythe Internal Revenue Code of 1986, as amended (the "Code"). The Fund may investa relatively high percentage of its assets in a limited number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
PERFORMANCE	ftetf1364608_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year return of the Fund based on NAV for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the annual calendar year return of the Fund based on NAV for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ftportfolios.com
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND--TOTAL RETURN
Annual Return 2009	rr_AnnualReturn2009	26.01%
Annual Return 2010	rr_AnnualReturn2010	(31.42%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the two-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 41.69% and -25.75%, respectively, for the quarters ended June 30, 2009 and June 30, 2010. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.75%)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
First Trust ISE Global Wind Energy Index Fund [Member] | Return Before Taxes [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(31.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(33.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2008
First Trust ISE Global Wind Energy Index Fund [Member] | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(31.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(33.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2008
First Trust ISE Global Wind Energy Index Fund [Member] | Return After Taxes on Distributions and Sale of Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(20.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2008
First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRID
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index").
FEES AND EXPENSES OF THE FUND	ftetf1364608_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[5]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 20, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following January 20, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	1,385
PORTFOLIO TURNOVER	ftetf1364608_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period November 16, 2009 (inception) through September 30, 2010, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.

Each March and September, Clean Edge, Inc. ("Clean Edge") provides NASDAQ OMX Group, Inc. ("NASDAQ OMX") with a list of companies to be included in the Index. In order to be eligible for inclusion in the Index, the issuer of the security must be classified by Clean Edge as a smart grid, electric infrastructure and/or other grid-related activities company. Clean Edge then screens the companies identified as such using the eligibility criteria described under "Index Information." The list of remaining companies is provided to NASDAQ OMX, which then compiles the Index. NASDAQ OMX determines the respective market-capitalization weighting of each of the securities included in the Index (the "Index Securities") and balances the Index accordingly each March, June, September and December.

Clean Edge, founded in 2000, is the world's first research and publishing firm devoted to the clean-tech sector. The company, via its publications, events, and online services, helps companies, investors, and governments understand and profit from clean technologies. NASDAQ OMX is the world's largest exchange company with trading, technology and public company service capability spanning six continents.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

SMART GRID RISK. The Fund will be concentrated in smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S.dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
PERFORMANCE	ftetf1364608_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ftportfolios.com
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND--TOTAL RETURNS
Annual Return 2010	rr_AnnualReturn2010	(0.20%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the year ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 10.90% and -10.74%, respectively, for the quarters ended September 30, 2010 and June 30, 2010. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.74%)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund [Member] | Return Before Taxes [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund [Member] | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
First Trust NASDAQ (R) Clean Edge (R) Smart Grid Infrastructure Index Fund [Member] | Return After Taxes on Distributions and Sale of Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(0.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
First Trust STOXX (R) European Select Dividend Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDD
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION First Trust STOXX(R) European Select Dividend Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "Index"). Effective March 1, 2010, the Index Provider changed the name of the Fund's underlying Index from the "Dow Jones STOXX Select Dividend 30 Index" to the "STOXX Europe Select Dividend 30 Index." Prior to September 24, 2010, the name of this Fund was First Trust Dow Jones STOXX(R) European Select Dividend Index Fund.
FEES AND EXPENSES OF THE FUND	ftetf1364608_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.75%	[6]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until December 20, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year will be terminated following December 20, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	364
5 Years	rr_ExpenseExampleYear05	961
10 Years	rr_ExpenseExampleYear10	2,583
PORTFOLIO TURNOVER	ftetf1364608_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively, "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company). The STOXX(R) Europe 600 Index covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Index is compiled and maintained by STOXX Limited ("STOXX" or the "Index Provider"). Only dividend-paying companies in the STOXX(R) Europe 600 Index (including secondary lines of those companies) are considered for inclusion in the Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The Index is rebalanced and reconstituted annually in March. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index. Prior to March 1, 2010, the STOXX(R) Europe 600 Index was known as the Dow Jones STOXX(R) 600 Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively,"Depositary Receipts") representing securities in the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

FINANCIALS SECTOR RISK. The Fund invests in the securities of companies in the financials sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

INDUSTRIALS SECTOR RISK. The Fund invests in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

EUROPE RISK. The Fund invests in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
PERFORMANCE	ftetf1364608_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ftportfolios.com
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND--TOTAL RETURNS
Annual Return 2008	rr_AnnualReturn2008	(61.15%)
Annual Return 2009	rr_AnnualReturn2009	37.08%
Annual Return 2010	rr_AnnualReturn2010	0.90%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 27.30% and -17.43%, respectively, for the quarters ended June 30, 2009 and March 31, 2009. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.43%)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
First Trust STOXX (R) European Select Dividend Index Fund [Member] | Return Before Taxes [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(17.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
First Trust STOXX (R) European Select Dividend Index Fund [Member] | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
First Trust STOXX (R) European Select Dividend Index Fund [Member] | Return After Taxes on Distributions and Sale of Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(14.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
Dow Jones Global Select Dividend Index SM [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Global Select Dividend Index(SM)
1 Year	rr_AverageAnnualReturnYear01	12.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2007
Dow Jones World Developed Markets Index SM [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones World Developed Markets Index(SM)
1 Year	rr_AverageAnnualReturnYear01	13.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2007
MSCI World Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2007
MSCI World Index [Member] | Inception period since 6/16/2008 [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2008
FTSE EPRA/NAREIT Developed Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index
1 Year	rr_AverageAnnualReturnYear01	20.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
S&P Global REIT Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Global REIT Index
1 Year	rr_AverageAnnualReturnYear01	23.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
MSCI World REIT Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World REIT Index
1 Year	rr_AverageAnnualReturnYear01	19.85%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
ISE Global Engineering and Construction(TM) Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ISE Global Engineering and Construction(TM) Index
1 Year	rr_AverageAnnualReturnYear01	19.33%
Since Inception	rr_AverageAnnualReturnSinceInception	24.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2008
Russell 3000(R) Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000(R) Index
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2008
Russell 3000(R) Index [Member] | Inception period since 11/16/2009 [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000(R) Index
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	16.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Russell 3000(R) Index [Member] | Inception period since 6/16/2008 [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000(R) Index
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2008
MSCI World Industrials Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Industrials Index
1 Year	rr_AverageAnnualReturnYear01	23.35%
Since Inception	rr_AverageAnnualReturnSinceInception	18.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 13, 2008
MSCI World Industrials Index [Member] | Inception period since 11/16/2009 [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Industrials Index
1 Year	rr_AverageAnnualReturnYear01	23.35%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	19.73%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009	[7]
ISE Global Wind Energy(TM) Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	ISE Global Wind Energy(TM) Index
1 Year	rr_AverageAnnualReturnYear01	(30.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(32.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2008
NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM)
1 Year	rr_AverageAnnualReturnYear01	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
S&P 1500 Industrials Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 Industrials Index
1 Year	rr_AverageAnnualReturnYear01	27.24%
Since Inception	rr_AverageAnnualReturnSinceInception	23.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
STOXX Europe Select Dividend 30 Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	STOXX(R) Europe Select Dividend 30 Index(1)	[8]
1 Year	rr_AverageAnnualReturnYear01	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	(16.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
STOXX Europe 600 Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	STOXX(R) Europe 600 Index(2)	[9]
1 Year	rr_AverageAnnualReturnYear01	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007
MSCI Europe Index [Member]
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Europe Index
1 Year	rr_AverageAnnualReturnYear01	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2007

[1]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until December 20, 2012. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after December 20, 2012 upon 60 days' written notice.
[2]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until December 6, 2012. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after December 6, 2012 upon 60 days' written notice.
[3]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until December 6, 2012. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after December 6, 2012 upon 60 days' written notice.
[4]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until January 20, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after January 20, 2013 upon 60 days' written notice.
[5]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until January 20, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund or up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after January 20, 2013 upon 60 days' written notice.
[6]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of its average daily net assets per year at least until December 20, 2012. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after December 20, 2012 upon 60 days' written notice.
[7]	The broad-based securities market index is changing from S and P 1500 Industrials Index to MSCI World Industrials Index because the MSCI World Industrials Index better reflects the composition of the Fund.
[8]	Formerly known as the Dow Jones STOXX(R) Select Dividend 30 Index.
[9]	Formerly known as the Dow Jones STOXX(R) 600 Index.